Net Loss per Share (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Net Income/(Loss) Per Common Share (Note 8) (in dollars per share)
Antidilutive securities excluded from earnings per share, incremental shares	259,678,976	270,883,228	259,678,976	270,883,228	298,931,138	94,643,712	115,875,372